Financing Liability - Schedule of Financing Liability (Details) (10K) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Less: current portion	$ 830	$ 714
Financing liability, non-current portion	$ 63,555	60,533
Successor [Member]
Financing liability		61,324
Debt discount		(77)
Financing liability, net of debt discount		61,247
Less: current portion		714
Financing liability, non-current portion		$ 60,533
Predecessor [Member]
Financing liability			$ 55,158
Debt discount			(883)
Financing liability, net of debt discount			54,275
Less: current portion			595
Financing liability, non-current portion			$ 53,680